Exhibit 2

KPMG LLP 633 West 5th Street Suite 4700 Los Angeles, CA 90071

Independent Accountants’ Agreed-Upon Procedures Report

Natixis Commercial Mortgage Securities LLC (the “Depositor”)

Natixis Real Estate Capital LLC (“NREC” or the “Mortgage Loan Seller”)

(together, the “Company”)

Natixis Securities Americas LLC
Barclays Capital Inc.

BMO Capital Markets Corp.
Wells Fargo Securities, LLC

(collectively, the “Specified Parties”):

Re: D2-Natixis Multifamily Mortgage Trust 2026-M1 (the “Transaction”) – Underwriting Files Procedures

We have performed the procedures described below on certain information with respect to the mortgage loans (the “Mortgage Loans”) and related mortgaged properties (the “Mortgaged Properties”) contained on the Underwriting Files (as defined below) (the “Subject Matter”) provided by the Mortgage Loan Seller between July 12, 2026 and July 22, 2026 relating to the offering by D2-Natixis Multifamily Mortgage Trust 2026-M1, Commercial Mortgage Pass-Through Certificates, Series 2026-M1 (the “Certificates”). The Mortgage Loan Seller is responsible for the information contained in the Subject Matter.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified information contained in the Subject Matter. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within the amounts listed as reporting thresholds in the procedures below.
•	The term “Underwriting Files” means electronic underwriting files provided by the Mortgage Loan Seller containing the revenue and expense information for the Specified Periods and the underwritten revenue and expense information for the underwritten period (the “Underwritten Period”) for the Mortgaged Properties.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Borrower Operating Statement Data Files” means electronic data files prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and the trailing twelve month period ending on the most recent operating statement date, if applicable (the “TTM Period,” and together with the Historical 3 Year Period, the “Historical Periods”).
•	The term “Appraisals” means the most recent appraisal reports, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information.
•	The term “Borrower Budgets” means the borrower budgets prepared by the related Mortgage Loan borrower(s).
•	The term “Borrower Rent Roll Files” means the most recent electronic borrower rent roll files.
•	The term “Ground Rent Documents” means electronic copies of ground rent abstracts or leases, if applicable.
•	The term “Insurance Bills” means electronic copies of the most recent insurance bills.
•	The term “Insurance Review Files” means electronic copies of the most recent insurance review files.
•	The term “Mortgage Loan Schedule” means the schedule of 20 Mortgage Loans and the 21 related Mortgaged Properties provided by the Mortgage Loan Seller listed in Attachment A.
•	The term “Tax Bills” means electronic copies of the most recent real estate tax bills.
•	The term “Underwriting Instructions and Adjustments” means instructions, assumptions, and methodologies used to prepare the information in the Underwriting Files, which were included as footnotes to the Underwriting Files and/or were separately provided via electronic mail or other written correspondence.
•	The term “Source Documents” means the Appraisals, Borrower Budgets, Borrower Operating Statement Data Files, Borrower Rent Roll Files, Ground Rent Documents, Insurance Bills, Insurance Review Files, and Tax Bills provided by the Mortgage Loan Seller.
•	The term “Provided Information” means the Mortgage Loan Schedule, Source Documents and Underwriting Instructions and Adjustments.

Prior to being provided the Underwriting Files, we received one or more earlier versions of the underwriting files on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Underwriting Files represent the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Underwriting Files, and the results of those procedures are reflected herein.

The procedures we were instructed by the Mortgage Loan Seller to perform are as follows for the Mortgage Loans and related Mortgaged Properties (as applicable) listed on the Mortgage Loan Schedule. A schedule for each Mortgage Loan is listed in Attachment B (collectively, the “AUP Findings Schedules”) containing the primary Source Documents for each Mortgage Loan that were used to perform the procedures, related Underwriting Instructions and Adjustments, and the results of the comparison and recalculation procedures.

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Operating Statement Comparison and Recalculation Procedures

A.	Using the applicable Source Documents listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each Mortgage Loan (as applicable), we compared or recomputed:
(i)	The effective gross revenue or total revenues,
(ii)	Total expenses, and
(iii)	Net operating income or net cash flow

for each Specified Period that is shown in the applicable Source Documents to the corresponding information in the Underwriting Files. We provided the Mortgage Loan Seller (as applicable) a list of any differences that were found.

For the purpose of this procedure, the Mortgage Loan Seller instructed us to:

(i)	Use a reporting threshold of +/- 3%, calculated as a percentage of the value as shown in the applicable Source Documents, which is also below $10,000, and
(ii)	Omit non-cash and non-recurring revenues and expenses.

Supporting Expense Comparison Procedures – Ground Rent

B.	Using the applicable Source Documents listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each Mortgage Loan (as applicable), we compared or recomputed the ground rent expense for the Underwritten Period, as shown in the applicable Source Documents, to the corresponding information in the Underwriting Files. We provided the Mortgage Loan Seller (as applicable) a list of any differences that were found.

For the purpose of this procedure, the Mortgage Loan Seller instructed us to use a reporting threshold of +/- 5%, calculated as a percentage of the value as shown in the applicable Source Documents.

Supporting Expense Comparison Procedures – Tax & Insurance

C.	Using the applicable Source Documents listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each Mortgage Loan (as applicable), we compared or recomputed the tax expense and insurance expense for the Underwritten Period, as shown in the applicable Source Documents, to the corresponding information in the Underwriting Files. We provided the Mortgage Loan Seller (as applicable) a list of any differences that were found.

For the purpose of this procedure, the Mortgage Loan Seller instructed us to use a reporting threshold of +/- 5%, calculated as a percentage of the value as shown in the applicable Source Documents, which is also below $10,000.

Underwritten Cashflow Comparison and Recalculation Procedures

D.	Using:
(i)	The TTM Period revenue and expense information that is contained in the Underwriting Files,
(ii)	The underwritten revenue and expense information that is contained on the Underwriting Files, and
(iii)	The Underwriting Instructions and Adjustments,

For each Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown in the Underwriting Files, to the corresponding TTM Period revenue and expense line items, as shown in the Underwriting Files. We provided the Mortgage Loan Seller (as applicable) a list of any differences that were found.

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For the purpose of this procedure, the Mortgage Loan Seller instructed us to:

(i)	Use a reporting threshold of +/- 10%, calculated as a percentage of the value as shown in the applicable Source Documents, and
(ii)	Only identify differences over the 10% materiality threshold (calculated as described above) that were not explained in the Underwriting Instructions and Adjustments (“Procedure D Variance”),

Then, for any Mortgage Loan with a Procedure D Variance, using,

(i)	Information in the Underwriting Files,
(ii)	Information in the Source Documents, and
(iii)	The Underwriting Instructions and Adjustments for each Mortgage Loan (as applicable).

for each Mortgage Loan (as applicable) and the additional instruction provided by the Mortgage Loan Seller described in the related “Underwriting Instructions and Adjustments“ column of Attachment B, we recalculated and compared the underwritten revenue and expense line items in the Underwriting Files. We provided the Mortgage Loan Seller (as applicable) a list of any differences that were found (subject to the Underwriting Instructions and Adjustments provided by the Mortgage Loan Seller described below).

For the purpose of this procedure, the Mortgage Loan Seller instructed us to:

(i)	Use a reporting threshold of +/- 5%, calculated as a percentage of the value as shown in the applicable Source Documents, which is also below $15,000, and
(ii)	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. The agreed-upon procedures do not constitute an audit (or a review) of financial statements or any part thereof, the objective of which is the expression of an opinion (or conclusion) on the financial statements or a part thereof. We were not engaged in, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified information in the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Subject Matter and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Mortgage Loan Seller, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with

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applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California
July 28, 2026

5

ATTACHMENT A

Mortgage Loan Schedule

Mortgage Loan	Original Principal Balance ($)
Redwood Campus Center	39,162,750
The Helm on the Allegheny	38,000,000
Star Westheimer	35,400,000
Royal Blue	31,000,000
Aviator at Brooks	29,750,000
Prospect Row at the Enclave	28,500,000
Icon Broadway	24,563,000
Little Torch Cottages	23,290,000
The Links	21,450,000
Midline Apartments	20,200,000
1010 Bedford-Stuyvesant	19,000,000
Avaya Stafford	18,000,000
The Lodge at St. Moritz	18,000,000
Star Villa Ana	17,750,000
The Maynard of Augusta	16,100,000
Townes at Southpark	15,000,000
The William and The Geoffrey	14,800,000
Nox Apartments	13,167,000
Hidden Creek Apartments	12,950,000
Alpine Studios	10,550,000

Note: For any pari passu Mortgage Loans, the Original Principal Balance above represents the portion of the whole loan that will be included in the Transaction.

A-1

ATTACHMENT B

AUP Findings Schedules

B-1

ATTACHMENT B

Redwood Campus Center

Mortgage Loan Seller: NREC
Original Principal Balance: $39,162,750

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison Procedures – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison Procedures – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation Procedures	Source Documents	Recompute net operating income using an 8% increase over TTM Period net operating income.	No exceptions noted.

B-2

ATTACHMENT B

The Helm on the Allegheny

Mortgage Loan Seller: NREC
Original Principal Balance: $38,000,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-3

ATTACHMENT B

Star Westheimer

Mortgage Loan Seller: NREC
Original Principal Balance: $35,400,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	Recompute net operating income using current occupancy of 85.8%, as confirmed by the provided rent roll.	No exceptions noted.
B-4

ATTACHMENT B

Royal Blue

Mortgage Loan Seller: NREC
Original Principal Balance: $31,000,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	Recompute effective gross income, total expenses, net operating income, and net cash flow based on the provided rent roll.	No exceptions noted.
B-5

ATTACHMENT B

Aviator at Brooks

Mortgage Loan Seller: NREC
Original Principal Balance: $29,750,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-6

ATTACHMENT B

Prospect Row at the Enclave

Mortgage Loan Seller: NREC
Original Principal Balance: $28,500,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-7

ATTACHMENT B

Icon Broadway

Mortgage Loan Seller: NREC
Original Principal Balance: $24,563,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-8

ATTACHMENT B

Little Torch Cottages

Mortgage Loan Seller: NREC
Original Principal Balance: $23,290,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-9

ATTACHMENT B

The Links

Mortgage Loan Seller: NREC
Original Principal Balance: $21,450,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-10

ATTACHMENT B

Midline Apartments

Mortgage Loan Seller: NREC
Original Principal Balance: $20,200,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-11

ATTACHMENT B

1010 Bedford-Stuyvesant

Mortgage Loan Seller: NREC
Original Principal Balance: $19,000,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	Recompute net operating income and net cash flow using normalized real estate tax expense recorded in the year due (and not the year paid).	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	Recompute real estate tax expense using normalized real estate taxes recorded in the year due (and not the year paid).	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	Recompute net operating income and net cash flow using management fees capped at 3%, per the mortgage loan agreement.	No exceptions noted.
B-12

ATTACHMENT B

Avaya Stafford

Mortgage Loan Seller: NREC
Original Principal Balance: $18,000,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-13

ATTACHMENT B

The Lodge at St. Moritz

Mortgage Loan Seller: NREC
Original Principal Balance: $18,000,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	Recompute total expenses using a 145.05% growth over TTM total expenses reflected in Borrower Operating Statement Data Files.	No exceptions noted.
B-14

ATTACHMENT B

Star Villa Ana

Mortgage Loan Seller: NREC
Original Principal Balance: $17,750,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-15

ATTACHMENT B

The Maynard of Augusta

Mortgage Loan Seller: NREC
Original Principal Balance: $16,100,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	Recompute total expenses, net operating income, and net cash flow excluding the Asset Management Fee.	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	Recompute net operating income and net cash flow using the occupancy reflected in the provided rent roll and the sponsor’s blanket insurance policy assumptions.	No exceptions noted.
B-16

ATTACHMENT B

Townes at Southpark

Mortgage Loan Seller: NREC
Original Principal Balance: $15,000,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	Recompute effective gross income, net operating income, and net cash flow using 100% occupancy under the executed master lease.	No exceptions noted.
B-17

ATTACHMENT B

The William and The Geoffrey

Mortgage Loan Seller: NREC
Original Principal Balance: $14,800,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-18

ATTACHMENT B

Nox Apartments

Mortgage Loan Seller: NREC
Original Principal Balance: $13,167,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-19

ATTACHMENT B

Hidden Creek Apartments

Mortgage Loan Seller: NREC
Original Principal Balance: $12,950,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.
B-20

ATTACHMENT B

Alpine Studios

Mortgage Loan Seller: NREC
Original Principal Balance: $10,550,000

Procedure		Source Document(s)	Underwriting Instructions and Adjustments	Findings
A	Operating Statement Comparison and Recalculation Procedures	Borrower Operating Statement Data Files	N/A	No exceptions noted.
B	Supporting Expense Comparison – Ground Rent	N/A	N/A	N/A
C	Supporting Expense Comparison – Tax & Insurance	Borrower Operating Statement Data Files	N/A	No exceptions noted.
D	Underwritten Cashflow Comparison and Recalculation	Source Documents	N/A	No exceptions noted.

B-21